Discontinued Operations - Summarized Financial Information for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net sales
Income before income taxes		0.3	(0.1)	0.3	2.6		0.7
Income tax (provision) benefit	(0.1)	0.1	0.1	0.1	0.5		0.1
Income from discontinued operations	$ (0.1)	$ 0.4		$ 0.4	$ 3.1		$ 0.8